REVENUE (Details Narrative)	12 Months Ended
Mar. 31, 2026 HKD ($)
IfrsStatementLineItems [Line Items]
Services expense	$ 3,000,000
Three contracts [member]
IfrsStatementLineItems [Line Items]
[custom:RevenueOfConstructionIncomeNotYetRecognised]	6,060,546
Contracts two [member]
IfrsStatementLineItems [Line Items]
[custom:RevenueOfConstructionIncomeNotYetRecognised]	3,437,485
Contracts three [member]
IfrsStatementLineItems [Line Items]
[custom:RevenueOfConstructionIncomeNotYetRecognised]	$ 2,623,061